RECEIVABLES (Tables)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Receivables [Abstract]
Schedule of accounts receivable [Table Text Block]
	March 31, 2024	January 31, 2024
	$	$
Taxes receivable	16,368	13,829
Trade receivables	238,023	189,192
	254,391	203,021

	January 31, 2024	January 31, 2023
	$	$
Taxes receivable	13,829	10,834
Trade receivables	189,192	401,476
	203,021	412,310